Condensed Consolidated Statement of Changes in Shareholders' equity (deficit) of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]	Total equity (deficit) attributable to shareholders of the parent [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2019	€ (40,835)	€ 1,164	€ 190,945	€ (233,194)	€ (770)	€ (41,855)	€ 1,020
Other comprehensive income (loss)	99				99	99
Net Loss	(29,906)			(29,349)		(29,349)	(557)
Comprehensive income/(loss) for the year	(29,807)			(29,349)	99	(29,250)	(557)
Equity-settled share-based compensation	6,928		6,928			6,928
Cash-out related to share-based compensation previously classified as equity-settled	(4,322)		(4,322)			(4,322)
MD Anderson milestone compensation expense	45						45
Ending Balance at Jun. 30, 2020	(67,991)	1,164	193,551	(262,543)	(671)	(68,499)	€ 508
Beginning Balance at Dec. 31, 2020	104,256	629	573,339	(462,253)	(7,459)	104,256
Other comprehensive income (loss)	1,324				1,324	1,324
Net Loss	(45,410)			(45,410)		(45,410)
Comprehensive income/(loss) for the year	(44,086)			(45,410)	1,324	(44,086)
Equity-settled share-based compensation	16,270		16,270			16,270
Ending Balance at Jun. 30, 2021	€ 76,440	€ 629	€ 589,609	€ (507,663)	€ (6,135)	€ 76,440